Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2020
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Year ended December 31,
(in thousands of U.S. dollars, except per unit numbers)	2020	2019	2018
Net income	$63,145	52,741	$77,622
Adjustment for:
Preferred unitholders’ interest in net income	14,802	13,850	12,303
Limited partners' interest in net income	48,343	38,891	65,319
Less: Dividends paid or to be paid (1)	(60,222)	(60,149)	(59,952)
Under (over) distributed earnings	(11,879)	(21,258)	5,367
Under (over) distributed earnings attributable to:
Common units public	(6,437)	(11,514)	2,900
Common units Höegh LNG	(5,442)	(3,211)	340
Subordinated units Höegh LNG (4)	—	(6,533)	2,127
	$(11,879)	(21,258)	$5,367
Basic weighted average units outstanding (in thousands)
Common units public	18,034	17,986	17,856
Common units Höegh LNG	15,257	7,039	2,101
Subordinated units Höegh LNG (4)	—	8,218	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	18,037	17,995	17,864
Common units Höegh LNG	15,257	7,039	2,101
Subordinated units Höegh LNG (4)	—	8,218	13,156

Basic and diluted earnings per unit (2):
Common unit public	$1.40	$1.12	$1.93
Common unit Höegh LNG (3)	$1.51	$1.84	$2.03
Subordinated unit Höegh LNG (3) (4)	$—	$0.70	$2.03
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, granted 8,100 phantom units to the CEO/CFO of the Partnership, one-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the CEO/CFO of the Partnership in August 2020, a total of 15,378 of the unvested phantom units terminated.
(3)	Includes total amounts attributable to incentive distributions rights of $1,598, $1,597 and $1,591 for the years ended December 31, 2020, 2019 and 2018, respectively. For the year ended December 31, 2020 the full amount was attributable to common units owned by Höegh LNG. For the years ended December 31, 2019 and 2018, respectively, $908 and $219 was attributed to common units owned by Höegh LNG and $688 and $1,372 was attributed to subordinated units owned by Höegh LNG.
(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.